Reconciliation of All Plan Investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - Plan investment funds managed by insurance companies
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	₨ 664.1	$ 8.8	₨ 600.2
Realized interest credited to fund	48.1	0.6	60.5
Contribution during the period	131.1	1.7	104.5
Amount paid towards claim	(63.5)	(0.8)	(101.1)
Ending Balance	₨ 779.8	$ 10.3	₨ 664.1